NOTES PAYABLE - Schedule of Notes Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Senior secured notes	$ 150,000	$ 0
Equipment note payable	1,654	0
Notes payable under 2012 credit agreement	0	81,137
Unamortized loan discount	0	(449)
Net note payable	0	80,688
Notes payable to related parties	0	12,906
Total notes payable outstanding	151,654	93,594
Less current portion:
Notes payable under 2012 credit agreement	0	800
Current portion of notes payable to related parties	0	500
Equipment note payable	1,654	0
Total current portion of notes payable	1,654	1,300
Total long-term portion of notes payable	150,000	92,294
Former SAE Common Stockholders
Notes Payable [Abstract]
Notes payable to related parties	0	12,406
Directors
Notes Payable [Abstract]
Notes payable to related parties	$ 0	$ 500